/Securities and Exchange Commission
Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending ,  March 31, 2000

MFS Intermediate Income Trust

Date         Identification   Shares        Repurchase         NAV     Broker
             of Security      Repurchased     Price
3/8/00       Shares of        75,000          6.125            7.10    Paine
             Beneficial                                                Webber
             Interest

3/9/00       Shares of        4,700           6.1875           7.11    Paine
             Beneficial                                                Webber
             Interest

3/10/00      Shares of        6,000           6.125            7.10    Paine
             Beneficial                                                Webber
             Interest

3/10/00      Shares of        50,000          6.1875           7.10    Paine
             Beneficial                                                Webber
             Interest

3/16/00      Shares of        71,100          6.125            7.09    Paine
             Beneficial                                                Webber
             Interest

3/17/00      Shares of        45,000          6.125            7.11    Paine
             Beneficial                                                Webber
             Interest

3/20/00      Shares of        24,400          6.125            7.11    Paine
             Beneficial                                                Webber
             Interest

3/21/00      Shares of        13,400          6.125            7.12    Paine
             Beneficial                                                Webber
             Interest

3/22/00      Shares of        50,000          6.125            7.11    Paine
             Beneficial                                                Webber
             Interest

3/23/00      Shares of        54,700          6.1875           7.13    Paine
             Beneficial                                                Webber
             Interest

3/27/00      Shares of        37,000          6.1875           7.10    Paine
             Beneficial                                                Webber
             Interest

3/28/00      Shares of        5,500           6.1875           7.11    Paine
             Beneficial                                                Webber
             Interest

3/30/00      Shares of        1,900           6.1875           7.13    Paine
             Beneficial                                                Webber
             Interest

3/31/00      Shares of        5,200           6.1875           7.15    Paine
             Beneficial                                                Webber
             Interest

Total Shares Repurchased:  443,900
Remarks: None.

MFS Intermediate Income Trust

by:  W. Thomas London

         W. Thomas London

                                    Treasurer